Related Party Balance and Transactions (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥) item	Jun. 30, 2022 USD ($) item	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Revenue	¥ 144,834	$ 21,623	¥ 692,460	¥ 692,460
Amounts due to related parties	68,146			64,323
Other Payables
Related Party Transaction [Line Items]
Amounts due to related parties	13,308			12,442
Jiushen | Other Payables
Related Party Transaction [Line Items]
Amounts due to related parties	790			790
Jiufeng | Other Payables
Related Party Transaction [Line Items]
Amounts due to related parties	172			149
Jiuzhen | Other Payables
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 3,981
Chongkai
Related Party Transaction [Line Items]
Number of company founders | item	2	2
Chongkai | Other Payables
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 3,679			3,947
Muju | Other Payables
Related Party Transaction [Line Items]
Amounts due to related parties	4,686			7,556
Self Commitment and Non-Group Collaborative Agreements
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	4,670			497
Self Commitment and Non-Group Collaborative Agreements | Jiufeng
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	23			72
Self Commitment and Non-Group Collaborative Agreements | Jiuzhen
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	4,022			129
Self Commitment and Non-Group Collaborative Agreements | Deyan
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	0			235
Self Commitment and Non-Group Collaborative Agreements | Jiushi
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	0			4
Self Commitment and Non-Group Collaborative Agreements | Chongkai
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	59			57
Self Commitment and Non-Group Collaborative Agreements | Muju
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	566			0
Exclusive Sales Contracts Without Sales Commitment Arrangement
Related Party Transaction [Line Items]
Amounts due to related parties	10,226			10,226
Exclusive Sales Contracts Without Sales Commitment Arrangement | Jiushen
Related Party Transaction [Line Items]
Amounts due to related parties	29			29
Exclusive Sales Contracts Without Sales Commitment Arrangement | Jiufeng
Related Party Transaction [Line Items]
Amounts due to related parties	464			464
Exclusive Sales Contracts Without Sales Commitment Arrangement | Derong
Related Party Transaction [Line Items]
Amounts due to related parties	9,733			9,733
Non-Group Collaborative Agreements
Related Party Transaction [Line Items]
Amounts due to related parties	44,612			41,655
Non-Group Collaborative Agreements | Gefei Chengyun
Related Party Transaction [Line Items]
Amounts due to related parties	10,759			10,759
Non-Group Collaborative Agreements | Jiufeng
Related Party Transaction [Line Items]
Amounts due to related parties	242			242
Non-Group Collaborative Agreements | Jiuchuan
Related Party Transaction [Line Items]
Amounts due to related parties	9,219			6,828
Non-Group Collaborative Agreements | Longshutianye
Related Party Transaction [Line Items]
Amounts due to related parties	10,140			10,140
Non-Group Collaborative Agreements | Yunde
Related Party Transaction [Line Items]
Amounts due to related parties	9,383			9,383
Non-Group Collaborative Agreements | Detong
Related Party Transaction [Line Items]
Amounts due to related parties	3,274			3,274
Non-Group Collaborative Agreements | Qixing
Related Party Transaction [Line Items]
Amounts due from a related party	(964)			(964)
Non-Group Collaborative Agreements | Jiushi
Related Party Transaction [Line Items]
Amounts due to related parties	65			65
Non-Group Collaborative Agreements | Muju
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 566			¥ 0